Licenses and Gain on Extinguishment of Debt - Additional Information (Detail) (USD $)	119 Months Ended	122 Months Ended	1 Months Ended	12 Months Ended		24 Months Ended		1 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Jul. 31, 2007 Licensing Agreements	Dec. 31, 2005 Licensing Agreements	Dec. 31, 2004 Licensing Agreements	Jan. 31, 2005 Licensing Agreements	Jun. 30, 2007 Licensing Agreements	Aug. 31, 2009 Technology License Agreement
Licensing Agreements And Debt [Line Items]
Consideration paid for contractual agreement					$ 232,742
Common shares issued (in shares)						53,462
Common shares issued				1,868,384	427,075	2,295,461
Consideration to be paid in cash					1,500,000
Shares to be issued as consideration of agreement					21,623
Accrued license fee payable							112,440
Gain on extinguishment of liability	1,612,440	1,612,440	1,612,440
Proceeds from up front cash payment								3,000,000
Proceed from technology transfer milestone fee								$ 500,000